NET INCOME (LOSS) PER COMMON UNIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
NET INCOME PER COMMON UNIT
Schedule of net income (loss) per common unit

(unaudited)	Three months ended March 31,
(millions of dollars, except per common unit amounts)	2017	2016

Net income attributable to controlling interests (a)	77	74
Net income attributable to PNGTS’ former parent (a) (b)	(2)	(1)

Net income allocable to General Partner and Limited Partners	75	73
Net income attributable to the General Partner	(1)	(1)
Incentive distributions attributable to the General Partner (c)	(2)	(1)

Net income attributable to common units	72	71

Weighted average common units outstanding (millions) — basic and diluted (d)	68.3	64.4
Net income per common unit — basic and diluted (e)	$1.05	$1.10

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

(b)

Net income allocable to General and Limited Partners excludes net income attributed to PNGTS’ former parent as it was allocated to TransCanada and was not allocable to either the general partner, common units or Class B units.

(c)

Under the terms of the Partnership Agreement, for any quarterly period, the participation of the incentive distribution rights (IDRs) is limited to the available cash distributions declared. Accordingly, incentive distributions allocated to the General Partner are based on the Partnership’s available cash during the current reporting period, but declared and paid in the subsequent reporting period.

(d)	Includes the common units subject to rescission. These units are treated as outstanding for financial reporting purposes. Refer to Note 6.

(e)	Net income per common unit prior to recast (Refer to Note 2).

(millions of dollars, except per common unit amounts)	2016	2015	2014

Net income attributable to controlling interests (a)	248	37	195
Net income attributable to PNGTS’ former parent (a) (b)	(4)	(24)	(23)

Net income allocable to General Partner and Limited Partners	244	13	172
Incentive distributions attributable to the General Partner (c)	(7)	(3)	(1)
Net income attributable to the Class B units (d)	(22)	(12)	—

Net income (loss) allocable to the General Partner and common units	215	(2)	171
Net income (loss) allocable to the General Partner’s two percent interest	(4)	—	(3)

Net income (loss) attributable to common units	211	(2)	168

Weighted average common units outstanding (millions) — basic and diluted	65.7 (e)	63.9	62.7
Net income (loss) per common unit — basic and diluted (f)	$3.21	$(0.03)	$2.67

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(b)

Net income allocable to General and Limited Partners excludes net income attributed to PNGTS’ former parent as it was allocated to TransCanada and was not allocable to either the general partner, common units or Class B units.

(c)

Under the terms of the Partnership Agreement, for any quarterly period, the participation of the incentive distribution rights (IDRs) is limited to the available cash distributions declared. Accordingly, incentive distributions allocated to the General Partner are based on the Partnership’s available cash during the current reporting period, but declared and paid in the subsequent reporting period.

(d)

As discussed in Note 9, the Class B units entitle TransCanada to a distribution which is an amount based on 30 percent of GTN’s distributions after exceeding certain annual thresholds. The distribution will be payable in the first quarter with respect to the prior year’s distributions. Consistent with the application of Accounting Standards Codification (ASC) Topic 260 — “Earnings per share”, the Partnership allocated a portion of net income attributable to controlling interests to the Class B units in an amount equal to 30 percent of GTN’s total distributable cash flows during the year ended December 31, 2016 less the threshold level of $20 million (2015 - less $15 million). During the year ended December 31, 2016, 30 percent of GTN’s total distributable cash flow was $42 million. As a result of exceeding the threshold level of $20 million, $22 million of net income attributable to controlling interests was allocated to the Class B units at December 31, 2016 (2015 - $12 million). Refer to Note 9.

(e)	Includes the common units subject to rescission. These units are treated as outstanding for financial reporting purposes. Refer to Note 9.
(f)	Net income (loss) per common unit prior to recast.